Employee Benefit Plans - Textual (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Estimate of net actuarial losses reclassified from AOCI in the next fiscal year		$ (1,911)	$ 555
Current employer pension plan contributions		2,530	$ 1,228	$ 1,920
Forecast | Reclassification out of Accumulated Other Comprehensive Income
Defined Benefit Plan Disclosure [Line Items]
Estimate of net actuarial losses reclassified from AOCI in the next fiscal year	$ 340
Pension Plan, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Expected pension plan contribution		$ 2,344